Stock-Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
22. Stock-Based Compensation
Equity Incentive Plans—On November 3, 2016, Better’s board of directors and stockholders adopted the Better 2016 Equity Incentive Plan (the “2016 Plan”), which provides for the grant of non-statutory stock options, stock appreciation rights, restricted stock awards, restricted stock units (“RSUs”) and deferred stock to eligible employees, directors and consultants of the Company. As of December 31, 2023, awards with respect to 169,090 shares of Class A common stock issuable upon the conversion of shares of Class B common stock into which such awards can be exercised have been granted under the 2016 Plan.
Stock options granted under the 2016 Plan are generally subject to a one-year cliff vesting period with respect to 25% of the award, and then 1/48th of the award vests each month thereafter so that the entire award is vested on the fourth anniversary of the vesting start date.
On May 15, 2017, Better’s board of directors and stockholders adopted the Better 2017 Equity Incentive Plan (the “2017 Plan”), which provides for the grant of incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock awards and RSUs to eligible employees, directors and consultants of the Company. The 2017 Plan was most recently amended and approved by the stockholders of Better in August 2020. As of December 31, 2023, awards with respect to 46,582,973 shares of Class A common stock issuable upon the conversion of shares of Class B common stock into which such awards can be exercised have been granted under the 2017 Plan.
Stock options and RSUs granted under the 2017 Plan are generally subject to a one-year cliff vesting period with respect to 25% of the award, and then 1/48th of the award vests each month thereafter so that the entire award is vested on the fourth anniversary of the vesting start date. Certain RSUs were also subject to a liquidity vesting condition that was satisfied in connection with the Business Combination.
In connection with the Business Combination, the Better Home & Finance’s 2023 Incentive Equity Plan (the “2023 Plan”) became effective on August 22, 2023. The 2023 Plan allows for the issuance of stock options, stock appreciation rights, restricted stock awards, RSUs and other equity and equity-based awards for issuance to Better Home & Finance’s service providers. A total of 88,626,665 shares of Class A common stock were initially reserved for issuance pursuant to the 2023 Plan (the “Initial Share Reserve”). Shares subject to awards granted under the 2017 Plan that become available for issuance will again become available for issuance pursuant to the terms of the 2023 Plan, subject to certain adjustments as set forth in the 2023 Plan. The Initial Share Reserve will automatically increase on January 1 of each year beginning January 1, 2024 and ending in 2033, in an amount equal to the lesser of (i) five percent (5%) of the shares of Class A common stock outstanding on the last day of the immediately preceding fiscal year and (ii) such smaller number of shares of Class A common stock as is determined by the Board or committee of the Board; provided, however, that no more than 614,343,928 shares of Class A common stock may be issued upon the exercise of incentive stock options. On December 7, 2023, the Board determined there would be no such automatic increase to the Initial Share Reserve on January 1, 2024. As of December 31, 2023, no awards have been granted under the 2023 Plan.
In connection with the Business Combination, the Better Home & Finance 2023 Employee Stock Purchase Plan (the “ESPP”) became effective on August 22, 2023, pursuant to which eligible employees may purchase shares of Class A common stock at a discounted rate. A total of 16,113,939 shares of Class A common stock were initially reserved for issuance pursuant to the ESPP (the “ESPP Share Reserve”). The ESPP Share Reserve will automatically increase on January 1 of each year beginning January 1, 2024 and ending in 2033, in an amount equal to the lesser of (i) one percent (1%) of the shares of Class A common stock outstanding on the last day of the immediately preceding fiscal year and (ii) such smaller number of shares of Class A common stock as is determined by the Board; provided, however, that no more than 120,854,543 shares of Class A common stock may be issued under the ESPP. On December 7, 2023, the Board determined there would be no such automatic increase to the Initial ESPP Share Reserve on January 1, 2024. As of December 31, 2023, no shares have been issued under the ESPP.
The Company no longer allows for the early exercise of awards under the 2016 Plan, 2017 Plan, or the 2023 Plan.
Stock Options—The following is a summary of stock option activity during the year ended December 31, 2023:

(Amounts in thousands, except options, prices, and averages)	Number of Options	Weighted Average Exercise Price	Intrinsic Value	Weighted Average Remaining Term
Outstanding—January 1, 2023	44,102,582	$2.77
Options granted	3,441,481	$1.12
Options exercised	(1,815,117)	$0.14
Options cancelled or forfeited	(7,608,884)	$6.48
Options expired	(3,013,619)	$0.90
Outstanding—December 31, 2023	35,106,443	$1.51	$101.9	6.1

Vested and exercisable—December 31, 2023	30,133,812	$1.52	$217.6	4.9
Options expected to vest	4,972,966	$1.44	$0.3	8.4
Options vested and expected to vest—December 31, 2023	35,106,778	$1.51	$45.3	6.1
As of December 31, 2023, total stock-based compensation cost not yet recognized related to unvested stock options was $14.3 million, which is expected to be recognized over a weighted-average period of 0.12 years.
Intrinsic value is calculated by subtracting the exercise price of the stock option from the fair value of the Company’s Common A Stock on December 31, 2023 for in-the-money stock options, multiplied by the number of shares of Common A Stock per each stock option. The total intrinsic value of stock options exercised during the years ended December 31, 2023, and 2022 was $0.27 million, and $8.6 million, respectively.
The weighted average grant-date fair value per share of stock options granted during the years ended December 31, 2023 and 2022 was $0.68 and $2.74, respectively.
The total grant date fair value of options vested for the years ended December 31, 2023 and 2022 was $13.7 million and $26.7 million, respectively.
The Company previously allowed stock option holders to early exercise in exchange for cash prior to the vesting date. Shares of common stock issued upon early exercise are considered shares restricted until the completion of the original vesting period of the options and are therefore classified to stock options exercised, not vested on the consolidated balance sheets within other liabilities based upon the respective exercise price of the stock option and are not remeasured. Upon the completion of the vesting period, the Company reclassifies the liability to additional paid in capital on the consolidated balance sheets. Included within other liabilities on the consolidated balance sheets as of December 31, 2023 and 2022 was $1.5 million and $1.7 million, respectively, of stock options exercised, not vested, which represents 1,739,740 and 1,944,049, respectively, of restricted shares.
Fair Value of Awards Granted—Prior to the Close of the Business Combination, as Pre-Business Combination Better’s Common O Stock was not publicly traded, the fair value of the shares of Common O Stock was approved by the Better’s Board of Directors as there was no public market for the Better’s common stock as of the date of the awards were granted, which subsequently converted to Class A common stock upon completion of the Business Combination.
In estimating the fair value of the Better’s Common O Stock, management used the assistance of third-party valuation specialist and consider factors management believes are material to the valuation process, including, but not limited to, the price at which equity was issued by Better to independent third parties or transacted between third parties, actual and projected financial results, risks, prospects, and economic and market conditions, among other factors. Management believes the combination of these factors provides an appropriate estimate of the expected fair value and reflects the best estimate of the fair value of the Pre-Business Combination Better’s Common O Stock at each grant date.
The expected volatility is based on the historical and implied volatility of similar companies whose stock or option prices are publicly available, after considering the industry, stage of life cycle, size, market capitalization, and financial leverage of the other companies. The risk-free interest rate assumption is based on observed U.S. Treasury yield curve interest rates in effect at the time of grant appropriate for the expected term of the stock options granted. As permitted under authoritative guidance, due to the limited amount of stock option exercises, Better used the simplified method to compute the expected term for stock options granted to employees in the years ended December 31, 2023 and 2022, respectively.
Awards issued under the 2023 Plan will use the fair value of the Company’s Class A common stock as traded on the public market to derive the fair value of the respective award.
The Company estimates the fair value of stock options on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires estimates of highly subjective assumptions, which affect the fair value of each stock option. The assumptions used to estimate the fair value of stock options granted are as follows:

	Year Ended December 31,
	2023		2022
(Amounts in dollars, except percentages)	Range	Weighted Average	Range	Weighted Average
Fair value of Better's Common O Stock	$0.40 - $1.1	$1.01	$1.12 - $4.84	$1.45
Expected volatility	76.50% - 77.40%	76.7%	72.58 - 76.74%	76.4%
Expected term (years)	5.0 - 6.1	5.8	5.0 - 6.0	6.0
Risk-free interest rate	3.60% - 4.20%	4.00%	1.96% - 4.22%	3.75%
Restricted Stock Units—RSUs generally vest over four years upon satisfaction of service-based conditions. The following is a summary of RSU activity during the year ended December 31, 2023:

(Amounts in thousands, except shares and averages)	Number of Shares	Weighted Average Grant Date Fair Value
Unvested—December 31, 2022	24,459,378	$3.99
RSUs granted	15,006,472	$1.09
RSUs vested (1)	(21,077,695)	$2.02
RSUs cancelled or forfeited	(6,911,626)	$3.68
Unvested—December 31, 2023	11,476,529	$2.49
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(1)Included in the vested activity are 20.5 million RSUs awards containing service and performance-based vesting conditions (“Double Trigger RSUs”) which represents the right to receive one share of the Company’s Class B Common Stock when fully vested. These RSUs are eligible to vest following the achievement of an initial public offering (“Liquidity Event”). These RSUs are subject to the risk of forfeiture until vested by virtue of continued employment or service to the Company. The Liquidity Event vesting condition was deemed satisfied upon the closing of the Business Combination on August 24, 2023. Upon closing of the Business Combination (and for the year ended December 31, 2023), the Company recognized compensation expense on a straight-line basis considering the applicable requisite service period. During the years ended December 31, 2023, the Company recorded stock-based compensation expense of $35.2 million related to Double Trigger RSUs. The grant date fair value of the Double Trigger RSUs is based on the Company’s 409A pre–Liquidity Event at the time of the grant.
During the year ended December 31, 2022 the Company’s Board of Directors (the “Board”) approved the grant of 2,475,822 RSUs with a market and implied liquidity performance vesting conditions (“PSUs”) to a non-employee director. The PSUs will be eligible to vest upon the satisfaction of specified market-based conditions tied to the price of the Company’s publicly traded shares at three distinct price threshold levels. The PSUs are also subject to the risk of forfeiture until vested by virtue of continued service as a member of the Board which has previously been met. As of December, 31 2023, 2,475,822 PSUs remained outstanding.
The weighted-average grant date fair value of the PSUs granted is $1.18. The fair value of this award was estimated using a Monte Carlo simulation to address the path-dependent nature of the market-based vesting conditions. Based on the award term, equity value, expected volatility, risk-free rate, and a series of random variables with a normal distribution, the future equity value was simulated. Each trial within the simulation includes assumptions of achieving a per share valuation level of the Company’s common stock as stipulated in the agreement to determine whether the market-based conditions are met resulting in vesting or not, and the future value of the award. The simulation was run for 50K trials and the mean results from all the trials was taken as an indication of the fair value of each Tranche.
For the year ended December 31, 2023, the Company recorded a total stock‑based compensation expense of 43.5 million related to RSUs awarded to employees and non-employees directors. As of December 31, 2023, total stock-based compensation cost not yet recognized related to unvested RSUs was $23.5 million, which is expected to be recognized over a weighted-average period of 1.79 years.
Stock-Based Compensation Expense—The total of all stock-based compensation expense related to employees are reported in the following line items within the consolidated statements of operations and comprehensive loss:

	Year Ended December 31,
(Amounts in thousands)	2023	2022
Mortgage platform expenses	$8,643	$4,602
Other platform expenses	2,239	755
General and administrative expenses	37,204	19,910
Marketing expenses	257	652
Technology and product development expenses(1)	5,802	4,623
Total stock-based compensation expense	$54,145	$30,542
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(1)Technology and product development expense excludes $4.1 million and $4.1 million of stock-based compensation expense, which was capitalized (see Note 9) for the years ended December 31, 2023 and 2022, respectively